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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANIES

REGISTRATION NO.
811-07696

IOWA PUBLIC AGENCY INVESTMENT TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
c/o Miles Capital

1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

Elizabeth Grob, Esq.

Ahlers & Cooney, P.C.

100 Court Avenue, Suite 600, Des Moines, Iowa 50309

 (NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

Vera Lichtenberger, Esq.	JOHN C. MILES, ESQ.
IOWA PUBLIC AGENCY INVESTMENT TRUST	CLINE, WILLIAMS, WRIGHT,
1415 28th STREET, SUITE 200	JOHNSON & OLDFATHER
WEST DES MOINES, IOWA 50266	1900 U.S. BANK BUILDING,
233 S.13TST
LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 06/30

DATE OF REPORTING PERIOD: 09/30/2012

ITEM 1. SCHEDULE OF PORTFOLIO HOLDINGS

IPAIT - Iowa Public Agency Investment Trust Div			9/28/12

Principal	Description		Amortized Cost

Govt & Agency Sec
17,000,000.00	FDIC Struct Sale Gtd		16,997,176.20
	0.000% Due 10/25/12
	22087WAB5
5,000,000.00	FNMA Var (FED+20)		5,000,698.78
	Var Due 12/03/12
	31398A6V9
8,000,000.00	FHLB		8,025,031.45
	1.750% Due 12/14/12
	3133XVNT4
16,000,000.00	FHLB Var (3ML-9)		16,003,374.42
	Var Due 12/20/12
	313374EK2
7,080,000.00	FHLB		7,078,148.44
	0.125% Due 01/17/13
	313376TL9
5,700,000.00	FHLB		5,699,766.72
	0.200% Due 01/18/13
	313376MZ5
1,920,000.00	FHLB		1,919,677.20
	0.160% Due 01/24/13
	313376VG7
2,110,000.00	FHLMC Var (FED+17)		2,109,863.36
	Var Due 01/24/13
	3134G1X90
5,000,000.00	FFCB Var (Prime)		5,000,174.30
	0.240% Due 02/01/13
	31331KL99
10,920,000.00	FHLB		10,917,169.98
	0.150% Due 02/06/13
	313376ZB4
3,780,000.00	FHLB		3,779,527.08
	0.190% Due 02/12/13
	313378BD2
12,000,000.00	FHLB		11,999,123.80
	0.200% Due 03/01/13
	313378FG1
8,000,000.00	FFCB Var (6ML-14)		8,008,457.46
	Var Due 03/25/13
	31331KFF2
12,000,000.00	FFCB Var (Prime)		12,004,471.71
	0.300% Due 04/11/13
	31331KGY0
8,000,000.00	FNMA		8,072,867.22
	1.750% Due 05/07/13
	31398AJ94
10,000,000.00	FHLMC Var (1ML-5)		10,000,017.44
	Var Due 06/17/13
	3134G2MJ8
6,000,000.00	FFCB Var (6ML-16)		6,000,000.00
	Var Due 11/18/13
	31331KLL2
13,000,000.00	FFCB Var (6ML-37)		13,000,000.00
	Var Due 02/10/14
	3133EADB1
3,000,000.00	FFCB Var (1ML+2)		3,001,501.20
	Var Due 02/24/14
	31331KWE6
154,510,000.00	TOTAL	Govt & Agency Sec	154,617,046.76

Repurchase Agreement
196,922,000.00	Merrill Lynch Repo		196,922,000.00
	0.17% due 10/ 1/12
140,000,000.00	Wells Fargo Repo		140,000,000.00
	0.23% due 10/ 1/12
336,922,000.00	TOTAL	Repurchase Agreement	336,922,000.00

Short-Term Invest
245,000.00	Boone Bank & Trust		245,000.00
	33552 - 0.250%
245,000.00	Cent S Bk-St Cen IP		245,000.00
	10903 - 1.000%
245,000.00	Citizens St Bk-Pocah		245,000.00
	26720 - 0.400%
245,553.98	Comm Svgs-Manchester		245,553.98
	14633 - 0.520%
246,859.23	Comm Bank of Oelwein		246,859.23
	34857 - 0.700%
245,000.00	FNB-Sioux Center		245,000.00
	04503 - 0.650%
2,250,000.00	Northwest Bk Spencer		2,250,000.00
	32647 - 0.400%
1,000,000.00	Treynor State Bank		1,000,000.00
	14812 - 0.500%
3,066.75	Wells Fargo PF Dep		3,066.75
	03511 - 0.135%
30,000.00	Wells Fargo Savings		30,000.00
	03511 - 0.150%
1,005,499.76	CDARS Treynor St Bk		1,005,499.76
	0.450% Due 12/06/12
5,027,498.80	CDARS Treynor St Bk		5,027,498.80
	0.450% Due 12/27/12
1,009,522.89	Maquoketa St Bk CD		1,009,522.89
	17903 0.50% 01/19/13
245,794.07	City State Bank CD		245,794.07
	16438 0.65% 01/26/13
2,006,487.44	Freedom Financial CD		2,006,487.44
	35031 0.65% 02/07/13
1,000,000.00	Northwest Bank CD		1,000,000.00
	32647 0.28% 03/21/13
2,000,000.00	Northwest Bank CD		2,000,000.00
	32647 0.29% 03/25/13
245,410.66	Great Western Bk CD		245,410.66
	15289 0.64% 03/26/13
1,000,000.00	Peoples Bk-Rock V CD		1,000,000.00
	03809 0.47% 04/25/13
18,295,693.58	TOTAL	Short-Term Invest	18,295,693.58

509,727,693.58	TOTAL PORTFOLIO		509,834,740.34

ITEM 2.  CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF NOVEMBER 14, 2012 , A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT’S LAST FISCAL QUARTER THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

(A) CERTIFICATIONS FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBIT A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IOWA PUBLIC AGENCY INVESTMENT TRUST

By

Craig Hall, Chair and Trustee

Date: November 14, 2012

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

By

David W. Miles, Chief Executive Officer, November 14, 2012

By

Amy M. Mitchell, Chief Financial Officer, November 14, 2012